UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares
Revenues:
Net revenues	¥ 1,468,293	$ 203,356	¥ 773,936
Operating costs and expenses:
Selling and marketing expenses	(174,711)	(24,197)	(56,009)
General and administrative expenses	(76,655)	(10,617)	(193,204)
Technology and development expenses	(24,181)	(3,349)	(16,790)
Total operating costs and expenses	(1,153,645)	(159,778)	(719,289)
Other operating income, net	10,009	1,386	7,230
Income from operations	324,657	44,964	61,877
Interest income	13,519	1,872	4,843
Gain from short-term investments	9,592	1,328	5,354
Interest expense	(673)	(93)	(1,927)
Other (expenses) income, net	(466)	(65)	551
Income before income tax	346,629	48,006	70,698
Income tax expense	(88,921)	(12,315)	(52,626)
Net income	257,708	35,691	18,072
Less: net income attributable to non-controlling interests	550	76	197
Net income attributable to the Company	257,158	35,615	17,875
Net income	257,708	35,691	18,072
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil income taxes	7,509	1,040	(2,080)
Other comprehensive income (loss), net of income taxes	7,509	1,040	(2,080)
Total comprehensive income	265,217	36,731	15,992
Comprehensive income attributable to non-controlling interests	550	76	197
Comprehensive income attributable to the Company	¥ 264,667	$ 36,655	¥ 15,795
Net income per ordinary share - Basic (in RMB or USD per share) | (per share)	¥ 0.62	$ 0.09	¥ 0.05
Net income per ordinary share - Diluted (in RMB or USD per share) | (per share)	¥ 0.62	$ 0.09	¥ 0.04
Weighted average ordinary shares used in calculating net income per ordinary share - Basic (in shares)	412,841,106	412,841,106	393,958,225
Weighted average ordinary shares used in calculating net income per ordinary share - Diluted (in shares)	416,114,169	416,114,169	412,310,616
Hotel
Operating costs and expenses:
Operating costs	¥ (662,169)	$ (91,709)	¥ (381,632)
Manachised hotels
Revenues:
Net revenues	836,111	115,800	446,798
Leased hotels
Revenues:
Net revenues	168,049	23,275	187,310
Retail
Revenues:
Net revenues	416,591	57,697	112,933
Operating costs and expenses:
Operating costs	(206,103)	(28,545)	(61,517)
Others
Revenues:
Net revenues	47,542	6,584	26,895
Operating costs and expenses:
Operating costs	¥ (9,826)	$ (1,361)	¥ (10,137)